Fair Value of SOL	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value of SOL

3.	Fair Value of SOL

The investment measured at fair value on a recurring basis and categorized using the three levels of fair value hierarchy consisted of the following as of June 30, 2025 and December 31, 2024:

	Number	Per SOL	Amount at	Fair Value Measurement Category
June 30, 2025	of SOL	Fair Value	Fair Value	Level 1	Level 2	Level 3

Investment in SOL	200,900.70	$157.80	$31,702,130	$31,702,130	$-	$-

	Number	Per SOL	Amount at	Fair Value Measurement Category
December 31, 2024	of SOL	Fair Value	Fair Value	Level 1	Level 2	Level 3

Investment in SOL	200,936.83	$193.69	$38,919,454	$38,919,454	$-	$-

The Trust determined the fair value per SOL using the price provided at 4:00 p.m., New York time, by the principal market as of the last business day.

As of June 30, 2025 and December 31, 2024, approximately 185,735 SOL, and 200,449 SOL was staked and valued at $29,309,061, and $38,824,984, respectively.

Staking rewards and Management Fee payable are recorded in SOL and converted into U.S. dollars using the fair value of SOL as of the reporting date. The fluctuations arising from the effect of changes in liability denominated in SOL are included with the net realized or unrealized appreciation or depreciation on investment in SOL in the statements of operations.

Osprey Solana Trust

Notes to the Financial Statements (unaudited)

As of June 30, 2025

The following represents the changes in quantity and the respective fair value of SOL for the period ended June 30, 2025:

	SOL	Fair Value
Balance at January 1, 2025	200,936.83	$38,919,454
SOL received for Staking Rewards	8,383.52	1,402,482
SOL distributed for Staking Rewards, related party	(8,646.08)	(1,445,559)
SOL distributed for Management fee, related party	(2,490.93)	(413,156)
SOL distributed for other fees	(127.26)	(16,928)
SOL received for subscriptions	2,844.62	424,154
Net realized loss on investment in SOL	-	(63,688)
Net change in unrealized depreciation on investment in SOL	-	(7,104,629)
Balance at June 30, 2025	200,900.70	$31,702,130

Net realized gain on the transfer of SOL to pay expenses for the six months ended June 30, 2025, was $41,616, which includes $63,688 net realized loss on investment in SOL, and $105,304 net realized gain due to changes in liabilities denominated in SOL. Net change in unrealized depreciation on investment in SOL for the six months ended June 30, 2025, was $7,150,999, which includes net change in unrealized depreciation on investment in SOL of $7,104,629, and $46,370 net unrealized depreciation due to changes in value of liabilities denominated in SOL.

The following represents the changes in quantity and the respective fair value of SOL for the year ended December 31, 2024:

	SOL	Fair Value
Balance at January 1, 2024	194,403.40	$20,377,364
SOL received for Staking Rewards	15,017.95	2,369,207
SOL distributed for Staking Rewards, related party	(14,333.63)	(2,200,337)
SOL distributed for Management fee, related party	(4,840.77)	(732,320)
SOL distributed for other fees	(523.67)	(86,829)
SOL received for subscriptions	11,213.55	1,674,214
Net realized gain on investment in SOL	-	51,285
Net change in unrealized appreciation on investment in SOL	-	17,466,870
Balance at December 31, 2024	200,936.83	$38,919,454

Net realized loss on the transfer of SOL to pay expenses for the year ended December 31, 2024, was $42,142, which includes $51,285 net realized gain on investment in SOL, and $93,427 net realized loss resulted from the changes in liabilities denominated in SOL. Net change in unrealized appreciation on investment in SOL for the year ended December 31, 2024, was $17,519,388, which includes net change in unrealized appreciation on investment in SOL of $17,466,871, and $52,517 net unrealized appreciation due to changes in value of liabilities denominated in SOL.

3.	Fair Value of SOL

The investment measured at fair value on a recurring basis and categorized using the three levels of fair value hierarchy consisted of the following as of December 31, 2024 and December 31, 2023:

	Number	Per SOL	Amount at	Fair Value Measurement Category
December 31, 2024	of SOL	Fair Value	Fair Value	Level 1	Level 2	Level 3

Investment in SOL	200,936.83	$193.69	$38,919,454	$38,919,454	$-	$-

	Number	Per SOL	Amount at	Fair Value Measurement Category
December 31, 2023	of SOL	Fair Value	Fair Value	Level 1	Level 2	Level 3

Investment in SOL	194,403.40	$104.82	$20,377,364	$-	$20,377,364	$-

The Trust determined the fair value per SOL using the price provided at 4:00 p.m., New York time, by the principal market.

As of December 31, 2024 and December 31, 2023, approximately 200,449 SOL, and 187,410 SOL was staked and valued at $38,824,984, and $19,644,274, respectively.

Staking rewards and Management fee payable are recorded in SOL and converted into U.S. dollars using the fair value of SOL as of the reporting date. The fluctuations arising from the effect of changes in liability denominated in SOL are included with the net realized or unrealized appreciation or depreciation on investment in SOL in the statements of operations.

The following represents the changes in quantity and the respective fair value of SOL for the year ended December 31, 2024:

	SOL	Fair Value
Balance at January 1, 2024	194,403.40	$20,377,364
SOL received for Staking Rewards	15,017.95	2,369,207
SOL distributed for Staking Rewards, related party	(14,333.63)	(2,200,337)
SOL distributed for Management fee, related party	(4,840.77)	(732,320)
SOL distributed for other fees	(523.67)	(86,829)
SOL received for subscriptions	11,213.55	1,674,214
Net realized gain on investment in SOL	-	51,285
Net change in unrealized appreciation on investment in SOL	-	17,466,870
Balance at December 31, 2024	200,936.83	$38,919,454

Net realized loss on the transfer of SOL to pay expenses for the year ended December 31, 2024, was $42,142, which includes $51,285 net realized gain on investment in SOL, and $93,427 net realized loss resulted from the changes in liabilities denominated in SOL. Net change in unrealized appreciation on investment in SOL for the year ended December 31, 2024, was $17,519,388, which includes net change in unrealized appreciation on investment in SOL of $17,466,871, and $52,517 net unrealized appreciation due to changes in value of liabilities denominated in SOL.

Osprey Solana Trust

Notes to the Financial Statements

December 31, 2024 and December 31, 2023

The following represents the changes in quantity and the respective fair value of SOL for the year ended December 31, 2023:

	SOL	Fair Value
Balance at January 1, 2023	129,925.40	$1,281,064
SOL received for Staking Rewards	7,925.56	235,170
SOL distributed for Staking Rewards, related party	(8,023.33)	(205,603)
SOL distributed for Management fee, related party	(2,863.65)	(76,141)
SOL distributed for other fees	(3,797.16)	(79,122)
SOL received for subscriptions	71,248.20	5,950,000
SOL distributed for redemptions	(11.62)	(237)
Net realized loss on investment in SOL	-	(1,071,656)
Net change in unrealized appreciation on investment in SOL	-	14,343,889
Balance at December 31, 2023	194,403.40	$20,377,364

Net realized loss on the transfer of SOL to pay expenses for the year ended December 31, 2023, was $1,100,014, which includes $1,071,656 net realized loss on investment in SOL, and $28,358 net realized loss due to changes in liabilities denominated in SOL. Net change in unrealized appreciation on investment in SOL for the year ended December 31, 2023, was $14,321,181, which includes net change in unrealized appreciation on investment in SOL of $14,343,889, and $22,708 net unrealized depreciation due to changes in value of liabilities denominated in SOL.